The Lord Abbett Family of Funds
90 Hudson Street
Jersey City, New Jersey 07302

July 30, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549-4720

Re:	Those Funds in the Lord Abbett Family of Funds Listed on Schedule A (collectively, the “Funds”)

Ladies and Gentlemen:

On behalf of the Funds, pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, enclosed for filing with the U.S. Securities and Exchange Commission please find a notice of a meeting of shareholders, a preliminary joint proxy statement, and a form of proxy (collectively, the “Proxy”). The Proxy relates to proposals to amend certain fundamental restrictions of each Fund and to ratify the selection of the auditors of each Fund at a special meeting of shareholders scheduled to be held on November 5, 2015.

If you have any questions, please call the undersigned at (201) 827-2279 or Michael Ponder at (201) 827-2338.

Sincerely,

/s/ Brooke A. Fapohunda
Brooke A. Fapohunda
Vice President and Assistant Secretary

SCHEDULE A

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Global Fund, Inc.

Lord Abbett Emerging Markets Currency Fund
Lord Abbett Multi-Asset Global Opportunity Fund

Lord Abbett Investment Trust

Lord Abbett Convertible Fund
Lord Abbett Core Fixed Income Fund
Lord Abbett Diversified Equity Strategy Fund
Lord Abbett High Yield Fund
Lord Abbett Income Fund
Lord Abbett Multi-Asset Balanced Opportunity Fund
Lord Abbett Multi-Asset Growth Fund
Lord Abbett Multi-Asset Income Fund
Lord Abbett Short Duration Income Fund
Lord Abbett Total Return Fund

Lord Abbett Mid Cap Stock Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett California Tax Free Fund
Lord Abbett High Yield Municipal Bond Fund
Lord Abbett Intermediate Tax Free Fund
Lord Abbett National Tax Free Fund
Lord Abbett New Jersey Tax Free Fund
Lord Abbett New York Tax Free Fund

Lord Abbett Research Fund, Inc.

Lord Abbett Calibrated Dividend Growth Fund
Lord Abbett Growth Opportunities Fund
Lord Abbett Small Cap Value Fund

Lord Abbett Securities Trust

Lord Abbett Alpha Strategy Fund
Lord Abbett Fundamental Equity Fund

Lord Abbett International Core Equity Fund
Lord Abbett International Dividend Income Fund
Lord Abbett International Opportunities Fund
Lord Abbett Micro Cap Growth Fund
Lord Abbett Micro Cap Value Fund
Lord Abbett Value Opportunities Fund

Lord Abbett Series Fund, Inc.

Bond Debenture Portfolio
Calibrated Dividend Growth Portfolio
Classic Stock Portfolio
Fundamental Equity Portfolio
Growth and Income Portfolio
Growth Opportunities Portfolio
International Opportunities Portfolio
Mid Cap Stock Portfolio

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.